RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jun. 08, 2022	Nov. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 29, 2025
Related Party Transaction [Line Items]
Purchase of grains					$ 38,412	$ 67,042	$ 147,284
Account payable due					11,236	5,545
Share based compensation expense					396	522	$ 169
Total outstanding consideration payable					10,122	9,480
Transaction cost				$ 15,691
Consideration		$ 963	$ 8,286
Non-Consolidated Equity Method Investee [Member]
Related Party Transaction [Line Items]
Non-consolidated equity method investee, precentage				25.00%					45.00%
Two Majority Ownership Subsidiaries [Member]
Related Party Transaction [Line Items]
Ownership interests subsidiaries, precentage				51.00%
Lighthouse Capital Limited [Member]
Related Party Transaction [Line Items]
Consideration paid for business combination								$ 8,000
Interest accruing rate	8.00%
Total outstanding consideration payable					10,122	9,480
Non Executive Members [Member]
Related Party Transaction [Line Items]
Share based compensation expense					125
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables					949	1,195
Loan from related party					$ 2,175	$ 7,715